Trade and Other Payables	12 Months Ended
Mar. 31, 2022
Payables [Abstract]
Trade and other payables

10.Trade and other payables:

	March 31,	March 31,
	2022	2021
Trade payables	$10,667,780	$12,154,734
Accrued liabilities and other payables	11,211,335	5,841,675
Employee salaries and benefits payable	576,826	1,750,375
Short-term portion of long-term payables	244,908	135,211
	$22,700,849	$19,881,995